Rights of use of assets (Details 3) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Right-of-use interests	$ (120)	$ (458)
Results from short-term leases	$ (43)	$ (59)